UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06172

Dreyfus Municipal Cash Management Plus
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	1/31
Date of reporting period:	4/30/2016

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Cash Management Plus
April 30, 2016 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 99.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 1.0%
Mobile County Industrial Development
Authority,
Gulf Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.43	5/7/16	2,000,000	[a]	2,000,000
Arizona - .8%
Tucson,
Senior Lien Street and Highway User
Revenue, Refunding	3.00	7/1/16	1,500,000		1,506,354
Colorado - 4.0%
Colorado Educational and Cultural
Facilities Authority,
Revenue (National Jewish Federation
Bond Program) (LOC; Northern Trust
Company)	0.30	5/2/16	6,100,000	[a]	6,100,000
Lafayette, Exempla Improvement District,
Special Improvement District Number
02-01,
Special Assessment and Improvement
Revenue, Refunding (LOC; Wells Fargo
Bank)	0.42	5/7/16	1,725,000	[a]	1,725,000
					7,825,000
Connecticut - .3%
Plainville,
GO Notes, BAN	2.00	5/18/16	500,000		500,396
District of Columbia - 1.3%
Metropolitan Washington Airports
Authority,
Dulles Toll Road Revenue, CP (LOC;
JPMorgan Chase Bank)	0.11	5/3/16	2,500,000		2,500,000
Florida - 6.1%
Gainesville,
Utilities System Revenue, CP (Liquidity
Facility; Bank of America)	0.45	5/19/16	2,000,000		2,000,000
Highlands County Health Facilities
Authority,
HR, Refunding (Adventist Health
System/Sunbelt Obligated Group)	0.38	5/7/16	2,600,000	[a]	2,600,000
Jacksonville Electric Authority,
Water and Sewer System Subordinated
Revenue (Liquidity Facility; State Street
Bank and Trust Co.)	0.40	5/7/16	7,470,000	[a]	7,470,000
					12,070,000
Illinois - 3.8%
DuPage County,
Revenue (The Morton Arboretum
Project) (LOC; Northern Trust
Company)	0.50	5/7/16	6,000,000	[a]	6,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 3.8% (continued)
Illinois Health Facilities Authority,
Revenue (Northwestern Memorial
Hospital) (Northwestern Memorial
Hospital) (Liquidity Facility; Northern
Trust Company)	0.30	5/2/16	1,500,000	[a]	1,500,000
					7,500,000
Iowa - 1.9%
Iowa Finance Authority,
Revenue (YMCA and Rehabilitation
Center Project) (LOC; Bank of America)	0.46	5/7/16	3,785,000	[a]	3,785,000
Kentucky - 3.9%
Kentucky Economic Development Finance
Authority,
Revenue (Catholic Health Initiatives)	0.38	5/7/16	7,700,000	[a]	7,700,000
Louisiana - 2.5%
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals
Project)	0.39	5/7/16	5,000,000	[a]	5,000,000
Maryland - 3.6%
Maryland Department of Housing and
Community Development, Community
Development Administration,
Residential Revenue (Liquidity Facility;
TD Bank)	0.38	5/7/16	4,500,000	[a]	4,500,000
Montgomery County,
CP (Liquidity Facility; PNC Bank NA)	0.08	5/17/16	2,500,000		2,500,000
					7,000,000
Massachusetts - .7%
Tender Option Bond Trust Receipts (Series
2015-XF2197),
(Massachusetts, GO Notes, Refunding)
(Liquidity Facility; Citibank NA)	0.44	5/7/16	1,325,000	[a,b,c]	1,325,000
Michigan - 2.0%
Pittsfield Township Economic
Development Corporation,
LOR, Refunding (Arbor Project) (LOC;
Comerica Bank)	0.51	5/7/16	2,545,000	[a]	2,545,000
Tender Option Bond Trust Receipts (Series
2015-XF2205),
(University of Michigan Regents,
General Revenue) (Liquidity Facility;
Citibank NA)	0.44	5/7/16	1,300,000	[a,b,c]	1,300,000
					3,845,000
Missouri - 1.0%
Missouri Health and Educational Facilities
Authority,
Revenue (Ascension Health Senior
Health Group)	0.39	5/7/16	1,975,000	[a]	1,975,000
Nevada - 1.6%
Clark County,
Airport System Subordinate Lien
Revenue (LOC; Royal Bank of Canada)	0.41	5/7/16	3,080,000	[a]	3,080,000

	Coupon	Maturity	Principal
Short-Term Investments - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 3.3%
Burlington County Bridge Commission,
Lease Revenue Notes (Governmental
Leasing Program)	1.50	5/17/16	2,000,000		2,001,071
New Brunswick,
GO Notes, BAN	2.00	6/8/16	2,881,000		2,885,160
Pennsauken Township,
GO Notes, BAN	1.00	6/23/16	1,536,000		1,536,772
					6,423,003
New York - 14.6%
Metropolitan Transportation Authority,
Dedicated Tax Fund, BAN	0.75	6/1/16	2,000,000		2,000,878
Metropolitan Transportation Authority,
Transportation Revenue (LOC; Bank of
Tokyo-Mitsubishi UFJ, Ltd.)	0.40	5/7/16	5,000,000	[a]	5,000,000
Monroe County Industrial Development
Agency,
Revenue (HDF-RWC Project 1, LLC -
Robert Weslayan College Project) (LOC;
M&T Trust)	0.47	5/7/16	2,600,000	[a]	2,600,000
New York City,
GO Notes (LOC; TD Bank)	0.28	5/2/16	2,000,000	[a]	2,000,000
New York City,
GO Notes (LOC; U.S. Bank NA)	0.29	5/2/16	2,100,000	[a]	2,100,000
New York State Dormitory Authority,
Revenue (The Rockefeller University)
(Liquidity Facility; JPMorgan Chase
Bank)	0.41	5/7/16	10,000,000	[a]	10,000,000
New York State Power Authority,
CP (Liquidity Facility: JPMorgan Chase
Bank, State Street Bank and Trust Co.,
Toronto-Dominion Bank and Wells
Fargo Bank)	0.43	5/19/16	3,000,000		3,000,000
Port Authority of New York and New
Jersey,
CP	0.10	5/20/16	2,000,000		2,000,000
					28,700,878
Ohio - 4.8%
Ohio,
GO Notes (Third Frontier Research and
Development)	2.00	5/1/16	2,125,000		2,125,102
Ohio Higher Educational Facility
Commission,
HR (Cleveland Clinic Health System
Obligated Group) (Liquidity Facility;
U.S. Bank NA)	0.28	5/2/16	4,800,000	[a]	4,800,000
Union Township,
GO Notes, BAN (Various Purpose)	1.50	9/8/16	2,500,000		2,508,388
					9,433,490
Oregon - 1.8%
Oregon,
GO Notes, Refunding (Veterans' Welfare
Bonds) (Liquidity Facility; U.S. Bank
NA)	0.40	5/7/16	3,585,000	[a]	3,585,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
South Carolina - 5.1%
Columbia,
Waterworks and Sewer System
Revenue (LOC; Sumitomo Mitsui
Banking Corp.)	0.41	5/7/16	10,000,000	[a]	10,000,000
Tennessee - 12.4%
Blount County Public Building Authority,
Local Government Public Improvement
Revenue (Liquidity Facility; Branch
Banking and Trust Co.)	0.43	5/7/16	5,375,000	[a]	5,375,000
Clarksville Public Building Authority,
Pooled Financing Revenue (Tennessee
Municipal Bond Fund) (LOC; Bank of
America)	0.45	5/7/16	7,300,000	[a]	7,300,000
Metropolitan Government Nashville and
Davidson County,
CP (Liquidity Facility; Mizuho Bank,
Ltd.)	0.45	5/19/16	6,685,000		6,685,000
Sevier County Public Building Authority,
Local Government Public Improvement
Revenue (LOC; Bank of America)	0.42	5/7/16	5,000,000	[a]	5,000,000
					24,360,000
Texas - 10.1%
Dallas,
CP (Liquidity Facility; State Street Bank
and Trust Co.)	0.08	5/17/16	3,000,000		3,000,000
El Paso Independent School District,
Unlimited Tax School Building Bonds
(Liquidity Facility; JPMorgan Chase
Bank and LOC; Permanent School Fund
Guarantee Program)	0.09	5/19/16	2,000,000		2,000,000
Lower Colorado River Authority,
Revenue, CP (LOC: JPMorgan Chase
Bank and State Street Bank and Trust
Co.)	0.08	5/10/16	4,835,000		4,835,000
Rockwall Independent School District,
Unlimited Tax School Building Bonds
(Liquidity Facility; Wells Fargo Bank
and LOC; Permanent School Fund
Guarantee Program)	0.39	5/7/16	5,900,000	[a]	5,900,000
Texas Transportation Commission,
GO Mobility Fund Bonds (Liquidity
Facility: California Public Employees
Retirement System and State Street
Bank and Trust Co.)	0.40	5/7/16	2,000,000	[a]	2,000,000
University of North Texas,
University Financing System Revenue,
CP	0.48	5/18/16	2,000,000		2,000,000
					19,735,000
Utah - 1.5%
Intermountain Power Agency,
Power Supply Revenue, CP (Liquidity
Facility; Bank of America)	0.45	5/25/16	3,000,000		3,000,000

	Coupon	Maturity	Principal
Short-Term Investments - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Vermont - 3.5%
Vermont Educational and Health Buildings
Financing Agency,
Revenue (Southwestern Vermont
Medical Center Project) (LOC; TD Bank)	0.28	5/2/16	6,925,000	[a]	6,925,000
Washington - .9%
Tender Option Bond Trust Receipts (Series
2015-ZM0121),
(Washington, GO Notes (Various
Purpose)) (Liquidity Facility; Royal
Bank of Canada)	0.43	5/7/16	1,850,000	[a,b,c]	1,850,000
Wisconsin - 7.3%
Wisconsin Housing and Economic
Development Authority,
Home Ownership Revenue (Liquidity
Facility; Royal Bank of Canada)	0.43	5/7/16	5,500,000	[a]	5,500,000
Wisconsin Housing and Economic
Development Authority,
MFHR (Liquidity Facility; PNC Bank NA)	0.42	5/7/16	8,750,000	[a]	8,750,000
					14,250,000

Total Investments (cost $195,874,121)			99.8%		195,874,121
Cash and Receivables (Net)			0.2%		363,315
Net Assets			100.0%		196,237,436

a Variable rate demand note—rate shown is the interest rate in effect at April 30, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities amounted to
$4,475,000 or 2.28% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-
term rates).

STATEMENT OF INVESTMENTS
Dreyfus Municipal Cash Management Plus
April 30, 2016 (Unaudited)

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	195,874,121
Level 3 - Significant Unobservable Inputs	-
Total	195,874,121

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Cash Management Plus

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 22, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)